Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0001101215
Registrant Name	BREAD FINANCIAL HOLDINGS, INC.
Registration File Number	333-291573
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES